Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.	2,020	$47,389
Teledyne Technologies Inc.(a)	190	71,809

		119,198

Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	694	65,215
Expeditors International of Washington Inc.	863	77,126
United Parcel Service Inc., Class B	3,639	622,524

		764,865

Auto Components — 0.4%
Aptiv PLC	1,390	164,993
Autoliv Inc.	427	38,025
BorgWarner Inc.	1,258	48,873

		251,891

Automobiles — 3.2%
Tesla Inc.(a)	3,838	2,178,449

Banks — 1.8%
Citizens Financial Group Inc.	2,197	71,754
First Republic Bank/CA	882	114,272
Huntington Bancshares Inc./OH	5,235	63,239
KeyCorp.	5,023	77,655
M&T Bank Corp.	660	76,883
PNC Financial Services Group Inc. (The)	2,185	301,683
Regions Financial Corp.	4,941	75,449
SVB Financial Group(a)	266	91,733
Truist Financial Corp.	6,935	321,923

		1,194,591

Beverages — 3.2%
Coca-Cola Co. (The)	21,001	1,083,651
Keurig Dr Pepper Inc.	2,897	88,214
PepsiCo Inc.	7,126	1,027,783

		2,199,648

Biotechnology — 2.8%
Amgen Inc.	3,014	669,229
Biogen Inc.(a)(b)	815	195,738
BioMarin Pharmaceutical Inc.(a)	933	73,427
Gilead Sciences Inc.	6,452	391,443
Regeneron Pharmaceuticals Inc.(a)	538	277,624
Vertex Pharmaceuticals Inc.(a)	1,340	305,185

		1,912,646

Building Products — 1.0%
A O Smith Corp.	700	39,417
Allegion PLC	475	54,169
Carrier Global Corp.	4,235	161,226
Fortune Brands Home & Security Inc.	711	59,368
Lennox International Inc.	177	50,946
Masco Corp.	1,346	72,240
Owens Corning	556	40,516
Trane Technologies PLC	1,232	180,168

		658,050

Capital Markets — 4.9%
Ameriprise Financial Inc.	619	114,664
Bank of New York Mellon Corp. (The)	4,103	160,509
BlackRock Inc.(c)	784	547,506
Blackstone Group Inc. (The), Class A	3,453	205,626
Carlyle Group Inc. (The)	718	20,398
Charles Schwab Corp. (The)	7,868	383,801

Security	Shares	Value

Capital Markets (continued)
CME Group Inc.	1,846	$323,105
FactSet Research Systems Inc.	196	65,417
Franklin Resources Inc.	1,530	33,645
Intercontinental Exchange Inc.	2,795	294,901
Invesco Ltd.	2,009	32,606
MarketAxess Holdings Inc.	195	105,140
Moody’s Corp.	869	245,354
Northern Trust Corp.	1,017	94,703
S&P Global Inc.	1,240	436,207
State Street Corp.	1,813	127,780
T Rowe Price Group Inc.	1,168	167,503

		3,358,865

Chemicals — 2.3%
Air Products & Chemicals Inc.	1,137	318,519
Albemarle Corp.	547	74,375
Axalta Coating Systems Ltd.(a)	1,100	31,471
DuPont de Nemours Inc.	3,777	239,613
International Flavors & Fragrances Inc.	440	49,324
Linde PLC	2,704	693,360
PPG Industries Inc.	1,214	178,179

		1,584,841

Commercial Services & Supplies — 1.2%
Cintas Corp.	453	160,951
Copart Inc.(a)	1,087	125,494
Republic Services Inc.	1,147	110,938
Waste Connections Inc.	1,353	140,685
Waste Management Inc.	2,174	258,988

		797,056

Communications Equipment — 1.8%
Arista Networks Inc.(a)	293	79,315
Cisco Systems Inc.	21,729	934,782
F5 Networks Inc.(a)	315	51,285
Juniper Networks Inc.	1,707	37,161
Motorola Solutions Inc.	874	149,917

		1,252,460

Construction Materials — 0.1%
Martin Marietta Materials Inc.	320	85,002

Consumer Finance — 0.7%
Ally Financial Inc.	1,924	57,047
American Express Co.	3,522	417,674

		474,721

Containers & Packaging — 0.5%
Ball Corp.	1,681	161,393
International Paper Co.	1,922	95,100
Packaging Corp. of America	488	63,440
Sealed Air Corp.	801	36,093

		356,026

Distributors — 0.3%
Genuine Parts Co.	742	72,991
LKQ Corp.(a)	1,488	52,407
Pool Corp.	206	71,299

		196,697

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	2,082	52,841
Voya Financial Inc.	649	37,402

		90,243

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.9%
Verizon Communications Inc.	21,296	$1,286,491

Electrical Equipment — 1.2%
Eaton Corp. PLC	2,059	249,366
Emerson Electric Co.	3,075	236,222
Generac Holdings Inc.(a)	323	69,639
Rockwell Automation Inc.	597	152,569
Sensata Technologies Holding PLC(a)	809	39,503
Sunrun Inc.(a)	605	38,768

		786,067

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	1,536	200,924
Cognex Corp.	891	66,950
Corning Inc.	3,916	146,537
Keysight Technologies Inc.(a)	965	115,839
TE Connectivity Ltd.	1,698	193,521
Trimble Inc.(a)	1,288	77,112
Zebra Technologies Corp., Class A(a)	275	104,065

		904,948

Entertainment — 0.7%
Activision Blizzard Inc.	3,972	315,695
Electronic Arts Inc.(a)	1,486	189,836

		505,531

Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexandria Real Estate Equities Inc.	650	106,425
American Tower Corp.	2,283	527,830
Boston Properties Inc.	761	74,700
Camden Property Trust	501	49,514
Crown Castle International Corp.	2,220	372,005
Duke Realty Corp.	1,907	72,580
Equinix Inc.	456	318,192
Equity Residential	1,916	110,975
Healthpeak Properties Inc.	2,770	79,942
Host Hotels & Resorts Inc.	3,630	50,929
Iron Mountain Inc.	1,483	40,783
Prologis Inc.	3,802	380,390
Regency Centers Corp.	873	39,791
SBA Communications Corp.	576	165,416
UDR Inc.	1,519	58,436
Ventas Inc.	1,920	91,987
VICI Properties Inc.	2,746	69,446
Welltower Inc.	2,150	135,407

		2,744,748

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance Inc.	3,791	144,096

Food Products — 1.0%
Conagra Brands Inc.	2,514	91,912
General Mills Inc.	3,144	191,218
Hormel Foods Corp.	1,526	71,997
JM Smucker Co. (The)	587	68,796
Kellogg Co.	1,324	84,617
Lamb Weston Holdings Inc.	750	54,285
McCormick & Co. Inc./MD, NVS	638	119,293

		682,118

Health Care Equipment & Supplies — 2.1%
ABIOMED Inc.(a)	232	63,591
Align Technology Inc.(a)	385	185,297
Cooper Companies Inc. (The)	274	91,850

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	1,124	$57,200
DexCom Inc.(a)	493	157,602
Hologic Inc.(a)	1,333	92,150
IDEXX Laboratories Inc.(a)	438	201,909
Insulet Corp.(a)	338	87,106
Novocure Ltd.(a)	442	55,537
ResMed Inc.	746	156,362
STERIS PLC	438	84,889
Varian Medical Systems Inc.(a)	469	81,597
West Pharmaceutical Services Inc.	380	104,561

		1,419,651

Health Care Providers & Services — 1.4%
Centene Corp.(a)	2,982	183,840
DaVita Inc.(a)	411	45,148
HCA Healthcare Inc.	1,392	208,953
Henry Schein Inc.(a)	735	47,268
Humana Inc.	680	272,354
Laboratory Corp. of America Holdings(a)	501	100,120
Quest Diagnostics Inc.	691	85,670

		943,353

Health Care Technology — 0.3%
Cerner Corp.	1,572	117,648
Teladoc Health Inc.(a)(b)	589	117,076

		234,724

Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants Inc.	669	72,239
Domino’s Pizza Inc.	202	79,299
Hilton Worldwide Holdings Inc.	1,427	147,880
Starbucks Corp.	6,016	589,688
Vail Resorts Inc.	206	56,823

		945,929

Household Durables — 0.4%
Garmin Ltd.	738	86,169
Mohawk Industries Inc.(a)	311	39,133
Newell Brands Inc.	2,074	44,093
NVR Inc.(a)	18	71,950

		241,345

Household Products — 1.2%
Church & Dwight Co. Inc.	1,273	111,731
Clorox Co. (The)	650	131,924
Colgate-Palmolive Co.	4,192	359,003
Kimberly-Clark Corp.	1,755	244,489

		847,147

Industrial Conglomerates — 0.3%
Roper Technologies Inc.	539	230,153

Insurance — 3.0%
Aflac Inc.	3,485	153,096
Allstate Corp. (The)	1,607	164,476
Arch Capital Group Ltd.(a)	2,089	67,255
Arthur J Gallagher & Co.	985	113,679
Assurant Inc.	307	39,640
Chubb Ltd.	2,323	343,409
Lincoln National Corp.	1,000	47,220
Marsh & McLennan Companies Inc.	2,607	298,867
Principal Financial Group Inc.	1,413	70,353
Progressive Corp. (The)	3,013	262,462
Prudential Financial Inc.	2,033	153,736
Reinsurance Group of America Inc.	350	40,348

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	1,303	$168,934
Willis Towers Watson PLC	663	138,030

		2,061,505

Interactive Media & Services — 8.0%
Alphabet Inc., Class A(a)	1,546	2,712,303
Alphabet Inc., Class C, NVS(a)	1,545	2,720,343

		5,432,646

Internet & Direct Marketing Retail — 1.7%
Booking Holdings Inc.(a)	211	428,003
eBay Inc.	3,602	181,649
Etsy Inc.(a)	614	98,670
MercadoLibre Inc.(a)	230	357,266
Wayfair Inc., Class A(a)	335	85,210

		1,150,798

IT Services — 10.7%
Akamai Technologies Inc.(a)	837	86,638
Automatic Data Processing Inc.	2,213	384,796
Booz Allen Hamilton Holding Corp.	709	61,534
Broadridge Financial Solutions Inc.	593	87,100
Fidelity National Information Services Inc.	3,189	473,280
Fiserv Inc.(a)	2,929	337,362
Gartner Inc.(a)	459	69,768
GoDaddy Inc., Class A(a)	859	68,325
Jack Henry & Associates Inc.	394	63,379
Mastercard Inc., Class A	4,597	1,546,936
Okta Inc.(a)	617	151,190
Paychex Inc.	1,662	154,815
PayPal Holdings Inc.(a)	5,741	1,229,263
Square Inc., Class A(a)	1,911	403,145
Twilio Inc., Class A(a)	672	215,101
VeriSign Inc.(a)	532	106,783
Visa Inc., Class A	8,677	1,825,207
Western Union Co. (The)	2,115	47,714

		7,312,336

Leisure Products — 0.1%
Hasbro Inc.	670	62,330

Life Sciences Tools & Services — 2.8%
Agilent Technologies Inc.	1,589	185,754
Avantor Inc.(a)	2,665	72,701
Illumina Inc.(a)	751	241,890
IQVIA Holdings Inc.(a)	984	166,286
Mettler-Toledo International Inc.(a)	123	141,455
PerkinElmer Inc.	575	76,475
Thermo Fisher Scientific Inc.	2,036	946,699
Waters Corp.(a)	319	74,011

		1,905,271

Machinery — 3.8%
Caterpillar Inc.	2,787	483,795
Cummins Inc.	760	175,689
Deere & Co.	1,532	400,802
Dover Corp.	741	90,424
Fortive Corp.	1,561	109,473
IDEX Corp.	389	75,135
Illinois Tool Works Inc.	1,627	343,444
Ingersoll Rand Inc.(a)	1,824	80,749
Nordson Corp.	282	57,475
Otis Worldwide Corp.	2,117	141,712
PACCAR Inc.	1,781	155,054

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	662	$176,926
Pentair PLC	854	44,254
Snap-on Inc.	266	46,776
Stanley Black & Decker Inc.	822	151,503
Xylem Inc./NY	926	88,868

		2,622,079

Media — 0.3%
Cable One Inc.	25	49,517
Discovery Inc., Class A(a)(b)	824	22,174
Discovery Inc., Class C, NVS(a)	1,663	39,945
Omnicom Group Inc.	1,106	69,678
Sirius XM Holdings Inc.(b)	5,584	36,240

		217,554

Metals & Mining — 0.1%
Steel Dynamics Inc.	1,083	39,215

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	1,157	283,835

Pharmaceuticals — 1.0%
Catalent Inc.(a)	845	81,238
Elanco Animal Health Inc.(a)	2,064	63,138
Horizon Therapeutics PLC(a)	1,134	79,868
Jazz Pharmaceuticals PLC(a)	285	40,102
Perrigo Co. PLC	702	33,851
Zoetis Inc.	2,445	392,129

		690,326

Professional Services — 0.7%
IHS Markit Ltd.	1,940	192,953
Robert Half International Inc.	590	37,866
TransUnion	978	89,086
Verisk Analytics Inc.	794	157,458

		477,363

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	1,725	105,467

Road & Rail — 1.9%
AMERCO	51	21,126
CSX Corp.	3,937	354,527
Kansas City Southern	486	90,479
Old Dominion Freight Line Inc.	483	98,223
Union Pacific Corp.	3,494	713,055

		1,277,410

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices Inc.(a)	6,042	559,852
Analog Devices Inc.	1,900	264,252
Applied Materials Inc.	4,700	387,656
Lam Research Corp.	749	339,042
Marvell Technology Group Ltd.	3,449	159,654
Maxim Integrated Products Inc.	1,373	114,014
Micron Technology Inc.(a)	5,718	366,467
NVIDIA Corp.	3,175	1,701,990
ON Semiconductor Corp.(a)	2,114	60,778
Skyworks Solutions Inc.	860	121,406
Texas Instruments Inc.	4,714	760,133
Xilinx Inc.	1,257	182,956

		5,018,200

Software — 8.6%
Adobe Inc.(a)	2,469	1,181,342

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ANSYS Inc.(a)	442	$149,423
Autodesk Inc.(a)	1,128	316,099
Cadence Design Systems Inc.(a)	1,435	166,891
Citrix Systems Inc.	604	74,848
Coupa Software Inc.(a)	345	113,474
Datadog Inc., Class A(a)	781	77,257
DocuSign Inc.(a)	897	204,408
Dropbox Inc., Class A(a)	1,624	32,431
Fair Isaac Corp.(a)	150	70,917
Fortinet Inc.(a)	708	87,247
Guidewire Software Inc.(a)	428	52,421
HubSpot Inc.(a)	223	87,936
Intuit Inc.	1,342	472,411
NortonLifeLock Inc.	2,889	52,666
Paycom Software Inc.(a)	256	106,772
PTC Inc.(a)	568	61,259
RingCentral Inc., Class A(a)	382	113,473
salesforce.com Inc.(a)	4,683	1,151,081
ServiceNow Inc.(a)	987	527,601
Slack Technologies Inc., Class A(a)	2,004	85,932
Splunk Inc.(a)	818	167,019
Tyler Technologies Inc.(a)	207	88,513
VMware Inc., Class A(a)	432	60,432
Workday Inc., Class A(a)	911	204,784
Zendesk Inc.(a)	594	79,299
Zscaler Inc.(a)	369	57,472

		5,843,408

Specialty Retail — 4.4%
Advance Auto Parts Inc.	356	52,581
Best Buy Co. Inc.	1,196	130,125
Burlington Stores Inc.(a)	341	74,522
CarMax Inc.(a)	839	78,430
Home Depot Inc. (The)	5,540	1,536,851
Lowe’s Companies Inc.	3,889	605,984
Tiffany & Co.	562	73,892
TJX Companies Inc. (The)	6,171	391,920
Tractor Supply Co.	600	84,486

		3,028,791

Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies Inc., Class C(a)	1,245	85,942

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	6,618	$73,063
HP Inc.	7,359	161,383
NetApp Inc.	1,143	60,933
Seagate Technology PLC	1,192	70,102

		451,423

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica Inc.(a)	637	235,830

Trading Companies & Distributors — 0.6%
Fastenal Co.	2,952	145,976
HD Supply Holdings Inc.(a)	834	46,521
United Rentals Inc.(a)	371	84,210
WW Grainger Inc.	234	97,882

		374,589

Water Utilities — 0.2%
American Water Works Co. Inc.	933	143,104

Total Common Stocks — 99.9% (Cost: $64,691,384)		68,125,030

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	225,382	225,517

Total Short-Term Investments — 0.3% (Cost: $225,540)		225,517

Total Investments in Securities — 100.2% (Cost: $64,916,924)		68,350,547

Other Assets, Less Liabilities — (0.2)%		(141,193)

Net Assets — 100.0%		$68,209,354

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,183	$215,362	(a)	$—	$(5)	$(23)	$225,517	225,382	$33	(b)	$—
BlackRock Inc.	36,840	470,629		(18,446)	1,934	56,549	547,506	784	225		—

					$1,929	$56,526	$773,023		$258		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI USA ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$68,125,030	$—	$—	$68,125,030
Money Market Funds	225,517	—	—	225,517

	$68,350,547	$—	$—	$68,350,547

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

5